25. FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Details 13) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities, book value	R$ (11,163,244)	R$ (9,746,446)
Financial liabilities, fair value	R$ (11,733,523)	(9,148,087)
BRF bonds - BRF SA BRFSBZ5 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2022
Financial liabilities, book value	R$ (435,934)	(451,542)
Financial liabilities, fair value	R$ (460,606)	(456,190)
BRF bonds - BRF SA BRFSBZ4 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2024
Financial liabilities, book value	R$ (2,086,169)	(2,898,940)
Financial liabilities, fair value	R$ (2,191,726)	(2,695,884)
BRF bonds - BRF SA BRFSBZ3 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2023
Financial liabilities, book value	R$ (1,370,446)	(1,888,811)
Financial liabilities, fair value	R$ (1,427,754)	(1,754,586)
BRF bonds - BRF SA BRFSBZ2 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2022
Financial liabilities, book value	R$ (1,492,653)	(2,248,510)
Financial liabilities, fair value	R$ (1,559,476)	(2,189,975)
BRF bonds - BRF SA BRFSBZ4 7/8 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2030
Financial liabilities, book value	R$ (3,022,773)
Financial liabilities, fair value	R$ (3,160,573)
Debentures [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2030
Financial liabilities, book value	R$ (755,760)
Financial liabilities, fair value	R$ (832,213)
Sadia Overseas BRFSBZ7 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2020
Financial liabilities, book value		(342,958)
Financial liabilities, fair value		(349,241)
BRF GmbH bonds - BRF SA BRFSBZ4 [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity	2026
Financial liabilities, book value	R$ (1,999,509)	(1,915,685)
Financial liabilities, fair value	R$ (2,101,175)	R$ (1,702,211)